Organization	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
We are a limited partnership focused on the midstream segment of the oil and gas industry in the Gulf Coast region of the United States, primarily Texas, Louisiana, Arkansas, Mississippi, Alabama, Florida, Wyoming and in the Gulf of Mexico. We have a diverse portfolio of assets, including pipelines, refinery-related plants, storage tanks and terminals, railcars, rail loading and unloading facilities, barges and trucks. We were formed in 1996 and are owned 100% by our limited partners. Genesis Energy, LLC, our general partner, is a wholly-owned subsidiary. Our general partner has sole responsibility for conducting our business and managing our operations. We conduct our operations and own our operating assets through our subsidiaries and joint ventures.
In the fourth quarter of 2014, we reorganized our operating segments as a result of a change in the way our Chief
Executive Officer, who is our chief operating decision maker, evaluates the performance of operations, develops strategy and allocates resources. The results of our marine transportation activities, formerly reported in the Supply and Logistics Segment, are now reported in our Marine Transportation Segment. In addition, the results of our offshore and onshore pipeline transportation activities, formerly reported in the Pipeline Transportation Segment, are now reported separately in our Onshore
Pipeline Transportation Segment and Offshore Pipeline Transportation Segments.

As a result of the above changes, we currently manage our businesses through five divisions that constitute our reportable segments – Onshore Pipeline Transportation, Offshore Pipeline Transportation, Refinery Services, Marine
Transportation and Supply and Logistics. Our disclosures related to prior periods have been recast to reflect our reorganized segments.

These five divisions that constitute our reportable segments consist of the following:
•Onshore pipeline transportation of crude oil and, to a lesser extent, carbon dioxide (or “CO2”);

•	Offshore pipeline transportation of crude oil in the Gulf of Mexico;

•
Refinery services involving processing of high sulfur (or “sour”) gas streams for refineries to remove the sulfur, and selling the related by-product, sodium hydrosulfide (or “NaHS”, commonly pronounced "nash");

•	Marine transportation to provide waterborne transportation of petroleum products and crude oil throughout North America; and

•	Supply and logistics services, which include terminaling, blending, storing, marketing, and transporting crude oil and petroleum products and, on a smaller scale, CO2.